UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.4% (0.2% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,142,560
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 26.8% (17.8% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	9/08 at 102.00	BBB	2,054,760
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	233,072
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,137,370
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,235,864
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,083,720
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,245,880
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,841,379
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	902,420
1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,429,234
	2003, 5.250%, 8/01/18 – FGIC Insured
1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,051,440
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	AAA	568,780
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	AAA	541,861
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	516,824
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	AAA	491,934
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	AAA	468,201
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,509,546
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,295,760
	Series 2001, 5.000%, 12/15/30 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	5,303,850
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,454,258
	2006, 4.750%, 5/01/31
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	5,236,250
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	4,178,284
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,046,070
	University, Series 2002, 5.000%, 1/01/20
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,103,740
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	3,158,130
	2003, 5.375%, 1/01/20 – RAAI Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	6,900,790
6,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	9/08 at 100.00	AA+	6,088,800
	5.000%, 9/15/28
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,791,374
	Bucknell University, Series 2002A, 5.250%, 4/01/18
10	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds,	12/06 at 100.00	N/R	10,033
	College of Misericordia, Series 1992B, 7.750%, 12/01/12

65,315	Total Education and Civic Organizations			66,879,624

	Health Care – 9.3% (6.2% of Total Investments)
1,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,592,460
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,198,848
	2002, 5.250%, 11/01/15 – AMBAC Insured
2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1	2,620,500
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,330,862
	Series 2004A, 5.500%, 11/01/24
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	9,820,080
	Series 2001A, 6.000%, 1/15/31
1,225	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/23 at 100.00	BBB	1,238,010
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	AAA	1,737,966
	Series 2002A, 5.250%, 7/01/13 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	548,331
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	387,294
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,017,139
	Series 2004B, 5.375%, 11/15/34
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,605,225
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

21,615	Total Health Care			23,096,715

	Housing/Multifamily – 1.9% (1.3% of Total Investments)
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	3,460,710
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	813,728
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
430	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/07 at 100.00	A2	430,538
	7.125%, 8/01/13 (Alternative Minimum Tax)

4,530	Total Housing/Multifamily			4,704,976

	Housing/Single Family – 7.9% (5.3% of Total Investments)
10,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	10,122,700
	4.900%, 10/01/37 (Alternative Minimum Tax)
2,805	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,874,059
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,610,670
	5.150%, 10/01/37 (Alternative Minimum Tax)
960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	970,694
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,208,245
	5.450%, 10/01/32 (Alternative Minimum Tax)

19,405	Total Housing/Single Family			19,786,368

	Industrials – 4.4% (2.9% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,369,400
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	AAA	5,477,350
	2002, 5.500%, 7/01/12 – AMBAC Insured

10,000	Total Industrials			10,846,750

	Long-Term Care – 1.4% (0.9% of Total Investments)
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,549,320
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
230	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities	5/08 at 102.00	N/R	233,501
	Revenue Bonds, Paul’s Run, Series 1998A, 5.875%, 5/15/28
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,585,785
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured

3,230	Total Long-Term Care			3,368,606

	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,277,438
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	1,832,758
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

3,010	Total Materials			3,110,196

	Tax Obligation/General – 22.3% (14.8% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	AAA	1,913,184
	FGIC Insured
2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,330,812
	5.000%, 5/15/23 – MBIA Insured
1,255	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds,	No Opt. Call	Aaa	1,375,053
	Series 2005, 5.000%, 11/15/15 – FSA Insured
2,345	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	2,530,982
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA–	6,862,080
	Series 2002, 5.750%, 7/01/17
7,500	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,710,000
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,062,900
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
1,025	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	Aaa	1,092,373
	Series 2003, 5.000%, 9/01/19 – FGIC Insured
	Pennsylvania, General Obligation Bonds, Second Series 2005:
1,500	5.000%, 1/01/18	1/16 at 100.00	AA	1,631,325
2,100	5.000%, 1/01/19	1/16 at 100.00	AA	2,275,350
4,000	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	4,371,000
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,385,680
	Bonds, Series 2002A, 5.500%, 9/01/15 – FSA Insured
2,475	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,758,883
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aaa	1,152,604
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	484,899
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
7,000	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Philadelphia	No Opt. Call	AAA	10,841,390
	School District Project, Series 2006, Residuals Series 1479, 8.510%, 6/01/28 – FSA Insured (IF)
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,551,215
	Series 2001A, 5.000%, 4/01/18 – FSA Insured
415	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	449,391
	Series 2003, 5.250%, 2/15/19
1,600	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,739,296
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

48,195	Total Tax Obligation/General			55,518,417

	Tax Obligation/Limited – 22.5% (15.0% of Total Investments)
5,045	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed	11/12 at 100.00	AAA	5,334,633
	County Building Project, Series 2002A, 5.000%, 11/01/22 – MBIA Insured
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	AAA	3,640,420
	2001, 5.000%, 3/01/29 – FGIC Insured
2,700	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	2,827,629
	2005, 5.000%, 1/15/36 – FGIC Insured
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,859,627
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 – FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,800	5.250%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA	1,976,274
1,500	5.250%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	1,645,215
2,600	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,835,456
2,125	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	2,317,440
2,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate Lien Revenue Bonds, Series	12/13 at 100.00	AAA	2,317,440
	2003B, 5.250%, 12/01/18 – MBIA Insured
	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
100	5.250%, 7/15/16 – FSA Insured	No Opt. Call	AAA	111,969
4,000	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	4,533,160
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	11,565,184
	2001B, 5.250%, 10/01/30 – FSA Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,912,247
	11/15/17 – FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,140,840
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District	5/09 at 100.00	A2	1,145,176
	Bonds, Center Triangle Project, Series 1999A, 6.100%, 5/01/19

52,945	Total Tax Obligation/Limited			56,162,710

	Transportation – 10.8% (7.2% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	679,077
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Aaa	2,176,371
	Airport System, Series 2000A, 6.000%, 5/15/30 – MBIA Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	5,842,854
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	2,302,344
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	AAA	4,122,124
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	AAA	3,147,113
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	AAA	5,214,800
	Insured (Alternative Minimum Tax)
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999,	9/09 at 101.00	AAA	3,397,160
	5.250%, 9/01/29 – FSA Insured

25,265	Total Transportation			26,881,843

	U.S. Guaranteed – 21.1% (14.0% of Total Investments) (4)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	AAA	3,804,145
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	AAA	1,414,499
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
830	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2 (4)	907,007
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AAA	5,385,200
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	AAA	6,824,502
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41	7/11 at 101.00	AAA	3,912,581
	(Pre-refunded 7/15/11) – AMBAC Insured
760	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	917,510
	MBIA Insured (ETM)
3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,762,304
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,544,019
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
785	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	862,393
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	AAA	2,169,000
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,605	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2 (4)	3,936,840
	Series 2003, 5.250%, 2/15/19 (Pre-refunded 2/15/13)
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	AAA	3,651,000
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
5,240	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	6,596,374
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,700	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,	4/14 at 100.00	AAA	1,873,060
	Series 2003A, 5.250%, 4/01/19 (Pre-refunded 4/01/14) – MBIA Insured

47,215	Total U.S. Guaranteed			52,560,434

	Utilities – 6.7% (4.4% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,301,362
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
2,015	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,127,276
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
2,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,493,229
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,826,760
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 –
	MBIA Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	736,659
	5.000%, 9/01/26 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,174,820
	2003, 5.375%, 7/01/19 – FSA Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,916,191
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

15,595	Total Utilities			16,576,297

	Water and Sewer – 13.8% (9.2% of Total Investments)
2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,365,326
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
1,000	Bucks County Water and Sewerage Authority, Pennsylvania, Collection System Revenue Bonds,	12/06 at 100.00	AAA	1,003,050
	Series 1996, 5.550%, 12/01/17 – FGIC Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AAA	5,273,400
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001A:
5,325	5.100%, 5/01/20 – FGIC Insured	11/11 at 100.00	AAA	5,648,707
1,465	5.100%, 5/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,554,057
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,521,156
	Bonds, Series 2004, 5.250%, 5/01/20 – MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,130,620
	2004, 5.000%, 7/15/22 – FSA Insured
1,250	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,334,950
	4/01/20 – MBIA Insured
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	6,007,940
5,000	5.000%, 11/01/31 – FGIC Insured	11/12 at 100.00	AAA	5,200,500
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,291,835
	7/01/23 – FSA Insured

32,320	Total Water and Sewer			34,331,541

$ 349,640	Total Investments (cost $355,229,153) – 150.5%			374,967,037

	Other Assets Less Liabilities – 2.5%			6,245,995

	Preferred Shares, at Liquidation Value – (53.0)%			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$249,213,032

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themsleves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $355,217,824.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$19,765,128
Depreciation	(15,915)

Net unrealized appreciation (depreciation) of investments	$19,749,213

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.